9 CAPITAL STOCK: Schedule of Broker Unit Options (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Broker Unit Options

Broker Unit Options	Number of Shares	Weighted Average Exercise Price
		C$

Outstanding, December 31, 2014	-	-
Issued	1,785,818	0.55
Outstanding, December 31, 2015, December 31, 2016	1,785,818	0.55
Expired	(1,785,818)	0.55
Outstanding, December 31, 2017	-	-